MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010
MARKETABLE SECURITIES [Abstract]
Cost	$ 795		$ 0
Accumulated net unrealized loss	(245)	0	0
Fair value	550	0	0
Net unrealized loss on marketable securities included in comprehensive income	$ (245)